Share-based payment reserve	12 Months Ended
Jun. 30, 2021
Share-based payment reserve.
Share-based payment reserve

Reserves

36	Share-based payment reserve

		2021	2020	2019
for the year ended 30 June	Note	Rm	Rm	Rm

During the year, the following share-based payment expense was recognised in the income statement relating to the equity-settled share-based payment schemes:
Sasol Khanyisa Employee Share Ownership Plan(ESOP)	36,1	885	1 068	952
Tier 1 — Eligible Inzalo participants		567	642	628
Tier 2 — Qualifying employees		318	426	324
Long-term incentives	36,2	1 042	878	707
Equity-settled — recognised directly in equity		1 927	1 946	1 659

36.1The Sasol Khanyisa share transaction

Sasol Khanyisa was implemented on 1 June 2018. Sasol Khanyisa has been designed to comply with the revised B-BBEE legislation in South Africa and seeks to ensure on-going and sustainable B-BBEE ownership credentials for Sasol Limited.

36	Share-based payments reserve continued

36.1The Sasol Khanyisa share transaction continued

Sasol Khanyisa contains a number of elements structured at both a Sasol Limited and at a subsidiary level, Sasol South Africa Limited (SSA) which is a wholly-owned subsidiary of Sasol Limited and houses the majority of the group’s South African operations.

At the end of 10 years, or earlier if the underlying funding has been settled, the participants will exchange their SSA shareholding on a fair value-for-value basis for SOLBE1 shares to the extent of any value created during the transaction term.

SOLBE1 shares can only be traded between Black Persons on the Empowerment Segment of the JSE. This transaction will therefore ensure evergreen B-BBEE ownership credentials for Sasol Limited.

Remaining components of the transaction:

Tier 1 —Eligible Inzalo participants

Former Inzalo Employee Scheme participants, who were still actively employed by Sasol during May 2018 were granted rights in SOL shares or SOLBE1 Shares, at no cost to them, to the value of R100 000, all of which vests after a three year service period. Black employees were able to choose to receive the award in SOL or SOLBE1 shares, whilst employees who are not black people received an award in SOL shares, as SOLBE1 shares may only be held by qualifying black people. Employees received dividends on these shares throughout the 3 year vesting period. This award was recognised on a straight line basis over the three year vesting period.

The Tier 1 options vested on 1 June 2021. An amount of R1,9 billion was reclassified from the share-based payments reserve to retained earnings upon vesting.

36	Share-based payments reserve continued

36.1The Sasol Khanyisa share transaction continued

Tier 2 — SSA qualifying employees

Qualifying black employees participate via the Khanyisa Employee Share Ownership plan (Khanyisa ESOP) through a beneficial interest, funded wholly by Sasol (vendor funding), in approximately 9,2% in SSA. As dividends are declared by SSA, 97,5% of these will be utilised to repay the vendor funding, as well as the related financing cost, calculated at 75% of prime rate. 2,5% of dividends will be distributed to participants as a trickle dividend and accounted for as a non-controlling interest. At the end of the 10 year transaction term, or earlier, if the vendor funding is repaid, the net value in SSA shares will be exchanged for SOLBE1 shares on a fair value-for-value basis which will be distributed to participants. Any vendor funding not yet settled by the end of the transaction term will be settled using the SSA shares, and will reduce any distribution made to participants. Since any ultimate value created for participants will be granted in the form of SOLBE1 shares, the accounting for this transaction is similar to an option over Sasol shares granted for no consideration.

				Tier 2[2]
		Tier 1[1]	Tier 1[1]	Khanyisa
		SOL shares	SOLBE shares	shares
for the year ended 30 June		2021	2021	2021
Grant date	Date	1 June 2018	1 June 2018	25 May 2018
				Khanyisa
Class of shares		SOL shares	SOLBE1 shares	shares
Shares	Number	2 082 520	2 396 048	27 136 679
Weighted average fair value on grant date	Rand	481,50	370,00	64,53
IFRS expense recognised for the year	Rm	304	263	318
1	The Tier 1 options vested on 1 June 2021.
2	The Tier 2 options have a staggered vesting period with portions vesting from 3 years, and then each year until the end of the transaction term, being 10 years. The outstanding options at 30 June 2021 have a weighted average remaining vesting period of 2,6 years. The weighted average fair value price is derived from the Monte-Carlo option pricing model. The estimated strike price value for Tier 2 is R290,52 and represents the remaining vendor funding per share at 30 June 2021.

36	Share-based payments reserve continued

36.1The Sasol Khanyisa share transaction continued

Accounting policies:

To the extent that an entity grants shares or share options in a BEE transaction and the fair value of the cash and other assets received is less than the fair value of the shares or share options granted, such difference is charged to the income statement in the period in which the transaction becomes effective. Where the BEE transaction includes service conditions the difference will be charged to the income statement over the period of these service conditions. Trickle dividends paid to participants during the transaction term are taken into account in measuring the fair value of the award. As the funds to pay the trickle dividend are leaving the Company, a corresponding share of earnings will be allocated to the non-controlling shareholders.

Areas of judgement:

The measurement of the Khanyisa SSA share based payment is subject to estimation and judgment, as there are a number of variables affecting the Monte-Carlo option pricing model used in the calculation of the share based payment. The value of the share based payment is determined with reference to the extent the fair value of SSA and any dividends declared by SSA is expected to exceed any outstanding vendor financing at the end of the transaction period.

●	Equity value attributable to participants:

The value attributable to the participants by virtue of their shareholding in SSA was calculated with reference to the expected future cash flows and budgets of the SSA Group. The underlying macroeconomic assumptions utilised for this valuation are based on latest forecast and estimates and include brent crude oil prices, US$/Rand exchange rates and pricing assumptions.

●	Forecasted dividend yield:

The forecasted dividend yield of the SSA Group was calculated based on a benchmarked EBITDA multiple, and the available free cash flow anticipated over the term of the transaction of 10 years.

36	Share-based payments reserve continued

36.1The Sasol Khanyisa share transaction continued

●	Other assumptions:

Impacts of non-transferability and appropriate minority and liquidity discounts have also been taken into account. Discount rates applied incorporate the relevant debt and equity costs of the group, and are aligned to the WACC rates for the entity.

●	A zero-coupon Rand interest rate swap curve was constructed and utilised as an appropriate representation of a risk-free interest rate curve.
●	A Rand prime interest rate curve was estimated utilising the historical Rand Prime Index and the 3 month Johannesburg Interbank Agreed Rate.
36.2	Sasol Long-term Incentive Scheme

The objective of the Sasol Long-term Incentive (LTI) scheme is to provide qualifying employees the opportunity of receiving an incentive linked to the value of Sasol Limited ordinary shares and to align the interest of employees with the interest of shareholders. The LTI scheme allows certain senior employees to earn a long-term incentive amount linked to certain Corporate Performance Targets (CPTs). Allocations of the LTI are linked to the performance of both the group and the individual. The employer companies make a cash contribution to an independent service provider to enable this ownership plan.

On resignation, LTIs which have not yet vested will lapse. On death, retirement and retrenchment, the LTIs vest immediately, calculated to the extent that the CPTs are anticipated to be met, and are settled within 40 days from the date of termination. Accelerated vesting does not apply to top management. In November 2016, the scheme was converted from cash-settled to equity-settled. All the vesting conditions and all other terms and conditions of the scheme remain the same, including the standard vesting period of three years, with the exception of top management, who have a three and five year vesting period for 50% of the awards respectively.

The maximum number of shares issued under the equity-settled LTI scheme may not exceed 32,5 million representing 5% of Sasol Limited’s issued share capital at the time of approval.

		Weighted average
	Number of	fair value
Movements in the number of incentives outstanding	incentives	Rand
Balance at 30 June 2019	6 619 597	422,20
LTIs granted	6 424 377	275,61
LTIs exercised	(1 380 689)	368,28
Effect of CPTs and LTIs forfeited	(754 973)	378,19
Balance at 30 June 2020*	10 908 312	345,74
LTIs granted	5 957 275	146,58
LTIs exercised	(1 940 848)	352,18
Effect of CPTs and LTIs forfeited	(1 452 069)	345,14
Balance at 30 June 2021*	13 472 670	256,68
*	The incentives outstanding as at 30 June 2021 have a weighted average remaining vesting period of 1,9 years. The exercise price of these options is Rnil.

36	Share-based payments reserve continued

36.2Sasol Long-term Incentive Scheme contined

	2021	2020
for year ended 30 June	Rand	Rand
Average weighted market price of LTIs vested	134,25	254,70

Average fair value of incentives granted		2021	2020
Model		Monte-Carlo	Monte-Carlo
Risk-free interest rate — Rand	(%)	3,99 – 5,90	6,07 – 7,04
Risk-free interest rate — US$	(%)	0,17 – 0,28	0,39 – 0,81
Expected volatility	(%)	98,34	45,28
Expected dividend yield	(%)	3,49	4,34
Expected forfeiture rate	(%)	5	5
Vesting period — top management		3/5 years	3/5 years
Vesting period — all other participants		3 years	3 years

The risk-free rate for periods within the contractual term of the rights is based on the Rand and US$ swap curve in effect at the time of the valuation of the grant.

The expected volatility in the value of the rights granted is determined using the historical volatility of the Sasol share price.

The expected dividend yield of the rights granted is determined using expected dividend payments of the Sasol ordinary shares.

The valuation of the share-based payment expense requires a significant degree of judgement to be applied by management.

Accounting policies:

The equity-settled schemes allow certain employees the right to receive ordinary shares in Sasol Limited after a prescribed period. Such equity-settled share-based payments are measured at fair value at the date of the grant. The fair value determined at the grant date of the equity-settled share-based payments is charged as employee costs, with a corresponding increase in equity, on a straight-line basis over the period that the employees become unconditionally entitled to the shares, based on management’s estimate of the shares that will vest and adjusted for the effect of non-market-based vesting conditions. These equity-settled share-based payments are not subsequently revalued.